Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Current raw materials and current production supplies	€ 1,309	€ 1,541
Current work in progress	552	648
Current finished goods	1,629	1,860
Current inventories	€ 3,491	€ 4,049